Weighted-average Assumptions Used to Determine Benefit Obligations (Detail)	Jan. 28, 2012	Jan. 29, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.10%
Rate of compensation increase	2.80%	3.00%